29. Tenant Concentrations (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Microelettrica [Member]
Disclosure of offsetting of financial assets [line items]
Group's annual rental revenue	59.61%	59.53%	[1]	59.62%	[1]

[1]	Restated for discontinued operations (see note 9 - Discontinued Operations).